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                                            File No. 333-28679, 811-05626
                                            Filed under Rule 497(e)


                     Golden American Life Insurance Company

                             Prospectus Supplement

                               December 31, 1998

                                    to the
                        Prospectuses dated May 1, 1998 as
                    supplemented June 8, 1998, July 17, 1998,
                     August 18, 1998 and November 9, 1998 for
            Deferred Combination Variable and Fixed Annuity Contracts
                     (the "GoldenSelect/r/ ES II Prospectus")

                issued by Golden American Life Insurance Company


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   | The  following  sentence is added  to the end  of the subsection titled |
   | "Selling the Contract" beginning on page 40 of your prospectus.         |
   |                                                                         |
   | Additionally, we intend to reimburse registered representatives for any | | covered actual expenses they incur with regard to the distribution of | | the Contract as provided for under the non-cash compensation regulation |
   | recently adopted by the NASD and approved by the SEC.                   |
   |                                                                         |
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     This supplement should be retained with your GoldenSelect/r/ Prospectus.


     G3610-PAY                                                      12/31/98